Acquisitions, Goodwill and Other Intangible Assets (Other Intangible Assets, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Acquisitions, Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets subject to amortization	$ 13,917	$ 13,976
Indefinite-lived intangible assets	130	160
Total	$ 14,047	$ 14,136